Interest Rate Scenarios (Detail)	Dec. 31, 2015
Probable Scenario | LIBOR
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	0.84615%
Probable Scenario | TJLP
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	7.00%
Probable Scenario | CDI
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	14.14%
Possible Scenario | LIBOR
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	1.05769%
Possible Scenario | TJLP
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	8.80%
Possible Scenario | CDI
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	17.68%
Remote Scenario | LIBOR
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	1.26923%
Remote Scenario | TJLP
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	10.50%
Remote Scenario | CDI
Interest Rate Derivatives Outstanding [Line Items]
Interest rate	21.21%